Restricted cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Restricted Cash [Line Items]
Total restricted cash	$ 449		$ 318
Long-term restricted cash (related to CIRR deposits and margin calls)	181		150
Short-term restricted cash	268		168
CIRR Deposits
Restricted Cash [Line Items]
Total restricted cash	124	[1]	197	[1]
Margin Calls Related to Share Forward Agreements
Restricted Cash [Line Items]
Total restricted cash	264		72
Cash pledged as collateral under credit facilities
Restricted Cash [Line Items]
Total restricted cash			0
Tax Withholding Deposits
Restricted Cash [Line Items]
Total restricted cash	$ 11		$ 49

[1]	CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.